Expense Example	May 26, 2026 USD ($)
Advisors Capital Total Return - Equity Fund | Advisors Capital Total Return - Equity Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	196
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
Advisors Capital Growth Fund | Advisors Capital Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	$ 2,180